Investments (Schedule Of Unrealized Losses From Investments)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Less than 12 months, Fair Value	$ 0	$ 517,188
Less than 12 months, Unrealized Losses	0	53,352
12 months or greater, Fair Value	15,379	19,210
12 months or greater, Unrealized Losses	2,737	9,629
Total, Fair Value	15,379	536,398
Total, Unrealized Losses	2,737	62,981
Cement Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Less than 12 months, Fair Value	0	517,188
Less than 12 months, Unrealized Losses	0	53,352
12 months or greater, Fair Value	15,379	12,900
12 months or greater, Unrealized Losses	2,737	5,216
Total, Fair Value	15,379	530,088
Total, Unrealized Losses	2,737	58,568
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Less than 12 months, Fair Value		0
Less than 12 months, Unrealized Losses		0
12 months or greater, Fair Value		6,310
12 months or greater, Unrealized Losses		4,413
Total, Fair Value		6,310
Total, Unrealized Losses		$ 4,413